Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Loss carryforwards	$ 20,845	$ 8,582
Research and development tax credits	1,092	172
Earnout awards	5,183	0
TRA	983	9,107
Other	234	0
Gross deferred tax assets	28,337	17,861
Valuation allowance	(24,710)	(777)
Deferred tax assets, net of valuation allowance	3,627	17,084
Deferred tax liabilities
Investment in FoA Equity	4,428	35,345
Other	86	152
Gross deferred tax liabilities	4,514	35,497
Net deferred tax liability	$ (887)	$ (18,413)